Revenue - Doubtful accounts (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Contract with Customer, Asset, Allowance for Credit Loss [Roll Forward]
At the beginning of the year	¥ 28,819
Allowance made during the year	28,819
At the end of the year	¥ 28,819